BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign exchange rates (Details)	Dec. 31, 2017 $ / $	Dec. 31, 2017 $ / ₲	Dec. 31, 2017 $ / €	Dec. 31, 2017 $ /	Dec. 31, 2017 $ / R$	Dec. 31, 2017 $ / $	Dec. 31, 2016 $ / $	Dec. 31, 2016 $ / ₲	Dec. 31, 2016 $ / €	Dec. 31, 2016 $ /	Dec. 31, 2016 $ / R$	Dec. 31, 2016 $ / $	Dec. 31, 2015 $ / $	Dec. 31, 2015 $ / ₲	Dec. 31, 2015 $ / €	Dec. 31, 2015 $ /	Dec. 31, 2015 $ / R$	Dec. 31, 2015 $ / $
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exchange rates and value of the UF at the close	614.75	0.1100	739.15	26,798.14	185.84	32.96	669.47	0.1160	705.60	26,347.98	205.42	42.13	710.16	0.1217	774.61	25,629.09	181.87	54.46